Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Loss per share
Schedule of basic and diluted loss per share

	Year ended	Year ended	Year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
(in thousands, except share and per share data)	US $	US $	US $
Basic
Net loss	(13,985)	(44,810)	(40,324)
Basic weighted average shares in issue	284,530,534	231,530,091	116,558,191
Basic loss per share	(0.05)	(0.19)	(0.35)

Diluted
Net loss	(13,985)	(44,810)	(40,324)
Effect of dilutive securities: liability-classified warrants	(6,654)	—	—
Diluted net loss	(20,639)	(44,810)	(40,324)

Weighted average shares in issue - basic	284,530,534	231,530,091	116,558,191
Incremental dilutive shares from liability-classified warrants (treasury stock method)	2,601,154	—	—
Weighted average shares in issue - diluted	287,131,688	231,530,091	116,558,191
Diluted net loss	(0.07)	(0.19)	(0.35)

Schedule of potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding , as they would be antidilutive

	2018	2017	2016

Warrants	12,878,944	49,399,947	5,726,364
Share options	18,387,038	17,065,534	6,810,357
	31,265,982	66,465,481	12,536,721